Schedule of Earning Per Shares, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net (loss) income	$ (930,715)	$ 941,527	$ (1,757,914)	$ 2,991,203	$ (48,319,475)	$ (17,279,847)
Weighted average shares outstanding – basic	2,826,468	2,771,550	2,806,841	2,766,086	2,772,867	2,128,728
Basic net (loss) income per share	$ (0.33)	$ 0.34	$ (0.63)	$ 1.08	$ (17.43)	$ (8.12)
Weighted average shares outstanding – diluted	2,826,468	2,824,273	2,806,841	2,818,809	2,772,867	2,128,728
Diluted net (loss) income per share	$ (0.33)	$ 0.33	$ (0.63)	$ 1.06	$ (17.43)	$ (8.12)